Note 2 - Securities - Summary of Gains and Losses (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net change in the unrealized gains and losses recognized during the period on marketable equity securities	$ (112)	$ (75)	$ (78)	$ (37)
Add: Net realized gains recognized on marketable equity securities sold during the period			0	0
Net losses recognized in net income during the period on marketable equity securities still held at the reporting date	$ (112)	$ (75)	$ (78)	$ (37)